<SEQUENCE>1
<FILENAME>ewp_12312012.txt



                                  UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2012
                                                -----------------------
Check here if Amendment [    ]; Amendment Number:
                                                -------------
This Amendment (Check only one.):  [   ]   is a restatement.
                                  [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edmunds White Partners, LLC
Address:     10831 Ridgefield Pkwy
             Richmond, VA  23233


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    	Tony Perkins
Title:   	Chief Compliance Officer
Phone:   	(804) 754-0345

Signature, Place, and Date of Signing:

/s/ Tony Perkins             Richmond, Virginia          February 9, 2013
------------------        ---------------------          -----------------
   [Signature]               [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0
                                               ----

Form 13F Information Table Entry Total:		53
                                               ----

Form 13F Information Table Value Total:	       $158,507
		                               ------------
					      (thousands)




List of Other Included Managers:

{None}

				TITLE OF			VALUE	SHARES/		SH/ PUT/		INVSTMT     OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS		CUSIP		(x$1000)	PRN AMT	PRN CALL	DSCRETN   MANAGERS	SOLE     SHARED    NONE  -
-------------------------------------------------------------------------------------------------------------------------
ABRAXAS PETE CORP		COM		3830106		33	15000		SH 		SOLE	 		0	0	0
MICROFINANCIAL INC		COM		595072109	144	19740		SH 		SOLE	 		0	0	0
GSE SYS INC			COM		36227K106	43	20000		SH 		SOLE	 		0	0	0
PULTE GROUP INC			COM		745867101	554	30500		SH 		SOLE			0	0	0
NORTHERN TIER ENERGY LP		COM 		665826103	895	35200		SH 		SOLE	 		0	0	0
PBF ENERGY INC			CL A		69318G106	1069	36800		SH 		SOLE	 		0	0	0
BASSETT FURNITURE INDS INC	COM		70203104	504	40441		SH 		SOLE	 		0	0	0
NANOSPHERE INC			COM		63009F105	130	45000		SH 		SOLE	 		0	0	0
HILLENBRAND INC			COM		431571108	1149	50800		SH 		SOLE	 		0	0	0
PENNYMAC MTG INVT TR		COM		70931T103	1563	61800		SH 		SOLE	 		0	0	0
DREW INDS INC			COM NEW		26168L205	2091	64830		SH 		SOLE	 		0	0	0
POLYONE CORP         		COM		73179P106	1368	67000		SH 		SOLE	 		0	0	0
TOWERSTREAM CORP		COM		892000100	229	70500		SH 		SOLE	 		0	0	0
ALON USA ENERGY INC		COM		20520102	1297	71700		SH 		SOLE	 		0	0	0
ACCELRYS INC			COM		00430U103	676	74700		SH 		SOLE	 		0	0	0
ABERDEEN ASIA PACIFIC INC	COM		3009107		606	78300		SH 		SOLE	 		0	0	0
TWO HARBRS INVT CORP		COM		90187B101	886	80000		SH 		SOLE	 		0	0	0
DATAWATCH CORP			COM NEW		237917208	1186	85911		SH 		SOLE	 		0	0	0
HALCON RES CORP			COM NEW		40537Q209	604	87300		SH 		SOLE	 		0	0	0
POTLATCH CORP NEW		COM		737630103	3617	92400		SH 		SOLE	 		0	0	0
CONSUMER PORTFOLIO SVCS INC	COM		210502100	556	103700		SH 		SOLE	 		0	0	0
U S CONCRETE INC		COM NEW		90333L201	1023	113045		SH 		SOLE	 		0	0	0
FREQUENCY ELECTRS INC		COM		358010106	1019	123955		SH 		SOLE	 		0	0	0
NUVEEN CR STRATEGIES INC FD	COM SHS		67073D102	1307	135400		SH 		SOLE	 		0	0	0
PIKE ELEC CORP			COM		721283109	1459	152750		SH 		SOLE	 		0	0	0
RF MICRO DEVICES INC		COM		749941100	725	161800		SH 		SOLE	 		0	0	0
FARMERS CAP BANK CORP		COM		309562106	2044	166884		SH 		SOLE	 		0	0	0
PRIMORIS SVCS CORP		COM		74164F103	2540	168900		SH 		SOLE	 		0	0	0
GLADSTONE INVT CORP		COM		376546107	1300	186850		SH 		SOLE	 		0	0	0
RURBAN FINL CORP		COM		78176P108	1390	213530		SH 		SOLE	 		0	0	0
NEWBRIDGE BANCORP		COM		65080T102	1005	217000		SH 		SOLE	 		0	0	0
DYNEX CAP INC			COM NEW		26817Q506	2225	235700		SH 		SOLE	 		0	0	0
HOME LN SERVICING SOLUTIONS	ORD SHS		G6648D109	4844	256278		SH 		SOLE	 		0	0	0
SILICON IMAGE INC		COM		82705T102	1323	266700		SH 		SOLE	 		0	0	0
PATRICK INDS INC		COM		703343103	4291	275788		SH 		SOLE	 		0	0	0
POWERWAVE TECHNOLOGIES I	NOTE 3.875% 10/0739363AF6	13	300000		SH		SOLE	 		0	0	0
ENDEAVOUR INTL CORP		COM NEW		29259G200	1772	342000		SH 		SOLE	 		0	0	0
CHATHAM LODGING TR		COM		16208T102	5929	385518		SH 		SOLE	 		0	0	0
EMCORE CORP			COM NEW		290846203	1900	441800		SH 		SOLE	 		0	0	0
H & E EQUIPMENT SVCS INC		COM		404030108	6724	446206		SH 		SOLE	 		0	0	0
STANLEY FURNITURE		COM NEW		854305208	2247	499350		SH 		SOLE	 		0	0	0
FELCOR LODGING TRUST INC	PFD CV A $1.95	31430F200	13458	554760		SH		SOLE	 		0	0	0
RAND LOGISTICS INC		COM		752182105	4228	650443		SH 		SOLE	 		0	0	0
FLY LEASING LTD			SPONSORED ADR	34407D109	9072	736359		SH 		SOLE	 		0	0	0
HUDSON TECHNOLOGIES INC		COM		444144109	2795	767897		SH 		SOLE	 		0	0	0
RADIAN GROUP INC		COM		750236101	5775	945150		SH 		SOLE	 		0	0	0
HEADWATERS INC			COM		42210P102	8802	1028275		SH 		SOLE	 		0	0	0
RAIT FINANCIAL TRUST SHS	COM NEW		749227609	5830	1031900		SH 		SOLE	 		0	0	0
MHI HOSPITALITY CORP		COM		55302L102	3311	997414		SH 		SOLE	 		0	0	0
MBT FINL CORP			COM		578877102	3363	1419080		SH 		SOLE	 		0	0	0
MUELLER WTR PRODS INC		COM SER A	624758108	9146	1630360		SH 		SOLE	 		0	0	0
ESSEX RENTAL CORP		COM		297187106	7475	2185658		SH 		SOLE	 		0	0	0
NEWCASTLE INVTS CORP		COM		65105M108	20970	2415868		SH 		SOLE	 		0	0	0

     LINE COUNT: 53

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